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                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
                      SUPPLEMENT DATED DECEMBER 30, 2005
                                     TO THE
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                              CONSULTS ANNUITY (SM)
                              (DATED MAY 1, 2005)

                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
                      SUPPLEMENT DATED DECEMBER 30, 2005
                                     TO THE
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                              CONSULTS ANNUITY (SM)
                              (DATED MAY 1, 2005)



This supplement updates the Prospectuses and Statements of Additional Information for Merrill Lynch Consults Annuity(SM) issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY"). Please retain this supplement with your Prospectus for your reference.

Effective January 6, 2006, John A. Levin & Co., Inc., investment subadviser to the Roszel/Levin Large Cap Value Portfolio, will change its name to the BKF Asset Management Company. Accordingly, the name of the Roszel/Levin Large Cap Value Portfolio will change to the Roszel/BKF Large Cap Value Portfolio and all references to John A. Levin & Co., Inc. and to the Roszel/Levin Large Cap Value Portfolio in the Prospectus and Statement of Additional Information will become references to the BKF Asset Management Company and the Roszel/BKF Large Cap Value Portfolio, respectively.

This information supplements and supersedes the information contained in the Prospectus and Statement of Additional Information.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


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